SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of net loss per share

A reconciliation of net loss per share is as follows for the three months ended March 31, 2024:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(7,204,583)	(137,360)	(2,289,341)	(9,631,284)
Net loss to common stock	$(7,204,583)	$(137,360)	$(2,289,341)	$(9,631,284)

Weighted average shares outstanding, basic and diluted	7,238,125	138,000	2,300,000	—

Basic and diluted net loss per share	$(1.00)	$(1.00)	$(1.00)	—

A reconciliation of net loss per share is as follows for the three months ended March 31, 2023:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(462,875)	(6,943)	(115,719)	(585,537)
Net loss to common stock	$(462,875)	$(6,943)	$(115,719)	$(585,537)

Weighted average shares outstanding, basic and diluted	9,200,000	138,000	2,300,000	—

Basic and diluted net loss per share	$(0.05)	$(0.05)	$(0.05)	—

A reconciliation of net loss per share is as follows for the year ended December 31, 2023:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(11,732,741)	(181,724)	(3,028,738)	(14,943,203)
Net loss to common stock	$(11,732,741)	$(181,724)	$(3,028,738)	$(14,943,203)

Weighted average shares outstanding, basic and diluted	8,909,750	138,000	2,300,000

Basic and diluted net loss per share	$(1.32)	$(1.32)	$(1.32)

A reconciliation of net loss per share is as follows for the year ended December 31, 2022:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(2,711,247)	(40,669)	(1,011,722)	(3,763,638)
Net loss to common stock	$(2,711,247)	$(40,669)	$(1,011,722)	$(3,763,638)

Weighted average shares outstanding, basic and diluted	5,872,877	88,093	2,191,507

Basic and diluted net loss per share	$(0.46)	$(0.46)	$(0.46)

Schedule of reconciliation of Class A common stock subject to possible redemption

The reconciliation of Class A common stock subject to possible redemption as of March 31, 2024 and December 31, 2023 is as follows:

Gross proceeds from sale of Public Units	$92,000,000
Less: Proceeds allocated to Public Warrants (Note 3)	(1,613,009)
Less: Proceeds allocated to Rights (Note 3)	(4,301,659)
Less: Proceeds allocated to underwriter’s overallotment option (Note 7)	(52,147)
Less: Issuance costs allocated to Class A common stock subject to possible redemption	(8,139,659)
Accretion to redemption value of Class A common stock subject to possible redemption	15,026,474
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	848,637
Class A common stock subject to possible redemption as of December 31, 2022	$93,768,637
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments	2,491,431
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	3,434,458
Less: Redemption of Class A common stock	(20,961,169)
Class A common stock subject to possible redemption as of December 31, 2023	$78,733,357
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments	977,147
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	759,488
Class A common stock subject to possible redemption as of March 31, 2024	$80,469,992

The reconciliation of Class A common stock subject to possible redemption as of December 31, 2023 and 2022 is as follows:

Gross proceeds from sale of Public Units	$92,000,000
Less: Proceeds allocated to Public Warrants (Note 3)	(1,613,009)
Less: Proceeds allocated to Rights (Note 3)	(4,301,659)
Less: Proceeds allocated to underwriter’s overallotment option (Note 7)	(52,147)
Less: Issuance costs allocated to Class A common stock subject to possible redemption	(8,139,659)
Accretion to redemption value of Class A common stock subject to possible redemption	15,026,474
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	848,637
Class A common stock subject to possible redemption as of December 31, 2022	$93,768,637
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments	2,491,431
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	3,434,458
Less: Redemption of Class A common stock	(20,961,169)
Class A common stock subject to possible redemption as of December 31, 2023	$78,733,357

Schedule of changes in Level 3 liabilities measured at fair value on a recurring basis

The table below presents the changes in Level 3 liabilities measured at fair value on a recurring basis during the three months ended March 31, 2024.

Forward
Purchase
Agreement
Liability
Balance at January 1, 2024	$18,370,000
Change in fair value of Forward Purchase Agreement Liability	9,580,000
Balance at March 31, 2024	$27,950,000

The table below presents the changes in Level 3 liabilities measured at fair value on a recurring basis during the three months ended March 31, 2023.

Forward
Purchase
Agreement
Liability
Balance at January 1, 2023	$2,770,000
Change in fair value of Forward Purchase Agreement Liability	560,000
Balance at March 31, 2023	$3,330,000

The table below presents the changes in Level 3 liabilities measured at fair value on a recurring basis during the year ended December 31, 2023.

Forward
Purchase
Agreement
Liability
Balance at January 1, 2023	$2,770,000
Change in fair value of Forward Purchase Agreement Liability	15,600,000
Balance at December 31, 2023	$18,370,000

The table below presents the changes in Level 3 liabilities measured at fair value on a recurring basis during the year ended December 31, 2022

		Forward
		Purchase
	Overallotment	Agreement
	Liability	Liability
Balance at January 1, 2022	$—	$—
Issuance of overallotment option	52,147	—
Exercise of overallotment option	(52,147)	—
Change in fair value of Forward Purchase Agreement Liability	—	2,770,000
Balance at December 31, 2022	$—	$2,770,000